Landfill Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Landfill Liabilities
Landfill Liabilities
Liabilities for final closure and post-closure costs for the year ended December 31, 2015 and for the six months ended June 30, 2016 are shown in the table below:

Balance at December 31, 2014	$201.1
Increase in retirement obligation	9.8
Accretion of closure and post-closure costs	13.1
Disposition	(3.2)
Change in estimate	(2.9)
Costs incurred	(24.2)
Balance at December 31, 2015	193.7
Increase in retirement obligation	4.6
Accretion of closure and post-closure costs	6.5
Costs incurred	(3.9)
Balance at June 30, 2016	200.9
Less: Current portion	(30.8)
$170.1

Landfill Accounting
Liabilities for final closure and post-closure costs consist of the following for the years ended December 31:

	2015	2014
Balance at January 1	$201.1	$184.3
Increase in retirement obligation	9.8	11.5
Accretion of closure and post-closure costs	13.1	13.5
Disposition	(3.2)	—
Change in estimate	(2.9)	5.6
Costs incurred	(24.2)	(13.8)
	193.7	201.1
Less: Current portion	(30.2)	(29.2)
Balance at December 31	$163.5	$171.9